NOTE 13 – CONCENTRATION OF RISK (Details Narrative) - USD ($)	May 31, 2022	Aug. 31, 2021
Risks and Uncertainties [Abstract]
Cash Equivalents, at Carrying Value	$ 371,762	$ 131,796
Cash, FDIC Insured Amount	$ 250,000